Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Statement of financial position [abstract]
Cash	$ 100.0	$ 226.0	$ 298.6
Trade and other receivables	388.3	328.8	325.3
Income taxes and investment tax credits receivable	13.6	19.9	46.2
Other financial assets	12.8	11.5	3.5
Inventories	946.2	742.8	682.1
Other current assets	24.9	20.4	20.9
Total current assets	1,485.8	1,349.4	1,376.6
Investment tax credits receivable	14.5	4.5	4.2
Other financial assets	20.0	21.4	20.1
Property, plant and equipment	905.1	766.8	673.2
Intangible assets	478.7	314.6	317.1
Deferred income taxes	169.6	165.0	202.0
Other non-current assets	3.5	1.9	2.3
Total non-current assets	1,591.4	1,274.2	1,218.9
Total assets	3,077.2	2,623.6	2,595.5
Trade payables and accruals	1,003.5	805.5	718.5
Provisions	408.6	378.8	344.3
Other financial liabilities	108.3	133.5	94.7
Income tax payable	68.3	42.6	29.6
Deferred revenues	71.3	62.1	63.0
Current portion of long-term debt	18.4	19.8	22.7
Total current liabilities	1,678.4	1,442.3	1,272.8
Long-term debt	1,197.1	995.0	929.4
Provisions	111.6	86.3	88.1
Other financial liabilities	28.4	27.8	28.7
Deferred revenues	129.7	122.3	105.4
Employee future benefit liabilities	237.1	224.8	194.1
Deferred income taxes	0.9	1.2	2.5
Other non-current liabilities	16.8	15.9	13.5
Total non-current liabilities	1,721.6	1,473.3	1,361.7
Total liabilities	3,400.0	2,915.6	2,634.5
Deficit	(322.8)	(292.0)	(39.0)
Total liabilities and deficit	$ 3,077.2	$ 2,623.6	$ 2,595.5